Stock Compensation Expense and Warrants (Details) - Schedule of weighted-average exercise price and weighted-average grant date - FaZe Clan Inc. [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Employee [Member]
Stock Compensation Expense and Warrants (Details) - Schedule of weighted-average exercise price and weighted-average grant date [Line Items]
Weighted-Average Exercise Price		$ 0.01
Weighted-Average Grant Date Fair Value		0.53
Share-based Payment Arrangement, Nonemployee [Member]
Stock Compensation Expense and Warrants (Details) - Schedule of weighted-average exercise price and weighted-average grant date [Line Items]
Weighted-Average Exercise Price	$ 0.01	0.01
Weighted-Average Fair Value	0.53	0.53
Weighted-Average Exercise Price		0.34
Weighted-Average Fair Value		$ 10.09